CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Own credit adjustments [Member]		Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2015		¥ 594,493	¥ 683,407	¥ 1,437,940		¥ 133,371	¥ (15,404)	¥ 25,772				¥ (151,805)		¥ 37,172
Issuance and exercise of common stock options			4,127
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary			5,172
Cumulative effect of change in accounting principle					[1]					[1]					[2]
Net income attributable to NHI shareholders	¥ 131,550			131,550
Cash dividends				(46,797)										(9,978)
Gain (loss) on sales of treasury stock				(6,116)
Net change during the year						(79,953)
Pension liability adjustment	(17,921)						(17,921)
Net unrealized gain (loss) on non-trading securities								(885)						(525)
Own credit adjustments
Repurchases of common stock												(20,002)
Sales of common stock												1
Common stock issued to employees												23,296
Cancellation of treasury stock
Other net change in treasury stock												(7)
Net income attributable to noncontrolling interests	(11,012)													11,012
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														(1,140)
Purchase / sale of subsidiary shares, net														500
Other net change in noncontrolling interests														5,735
Balance at end of year at Mar. 31, 2016	2,743,015	594,493	692,706	1,516,577		53,418	(33,325)	24,887			¥ 44,980	(148,517)	¥ 2,700,239	42,776
Issuance and exercise of common stock options			(11,377)
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary
Cumulative effect of change in accounting principle	19,294			(19,294)	[1]				19,294	[1]				11,330	[2]
Net income attributable to NHI shareholders	239,617			239,617
Cash dividends				(70,810)										(1,781)
Gain (loss) on sales of treasury stock				(2,856)
Net change during the year						(5,651)
Pension liability adjustment	(7,695)						(7,695)
Net unrealized gain (loss) on non-trading securities								(4,543)						(2,057)
Own credit adjustments	(12,733)								(12,733)
Repurchases of common stock												(61,338)
Sales of common stock												1
Common stock issued to employees												25,796
Cancellation of treasury stock
Other net change in treasury stock												1,266
Net income attributable to noncontrolling interests	(2,949)													2,949
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														(40)
Purchase / sale of subsidiary shares, net														(14)
Other net change in noncontrolling interests														712
Balance at end of year at Mar. 31, 2017	2,843,791	594,493	681,329	1,663,234		47,767	(41,020)	20,344	6,561		33,652	(182,792)	2,789,916	53,875
Issuance and exercise of common stock options			(5,465)
Changes in ownership interests in subsidiaries			(584)
Changes in an affiliated company's interests in its subsidiary
Cumulative effect of change in accounting principle					[1]					[1]					[2]
Net income attributable to NHI shareholders	219,343			219,343
Cash dividends				(68,703)										(1,955)
Gain (loss) on sales of treasury stock				(5,043)
Net change during the year						(63,363)
Pension liability adjustment	(6,817)						(6,817)
Net unrealized gain (loss) on non-trading securities								(20,344)						(6,157)
Own credit adjustments	(2,484)								(2,484)
Repurchases of common stock												(109,096)
Sales of common stock												0
Common stock issued to employees												21,398
Cancellation of treasury stock				(111,941)								111,941
Other net change in treasury stock												562
Net income attributable to noncontrolling interests	(4,949)													4,949
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														559
Purchase / sale of subsidiary shares, net														(9,392)
Other net change in noncontrolling interests														8,625
Balance at end of year at Mar. 31, 2018	¥ 2,799,824	¥ 594,493	¥ 675,280	¥ 1,696,890		¥ (15,596)	¥ (47,837)		¥ 4,077		¥ (59,356)	¥ (157,987)	¥ 2,749,320	¥ 50,504

[1]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."
[2]	Represents the adjustment to initially apply ASU 2015-02, "Amendments to the Consolidation analysis" ("ASU 2015-02").